Other assets	12 Months Ended
Dec. 31, 2019
Other assets
Other assets

11.         Other assets

	2019	2018
Current
Partners in joint operations(1)	921,983	519,460
Advanced payments to contractors and suppliers	360,781	221,767
Prepaid expenses	272,007	191,168
Trust funds (2)	144,798	—
Related parties (Note 30)	57,016	19,214
Other assets	22,393	68,819
	1,778,978	1,020,428
Non–current
Abandonment and pension funds(3)	445,457	392,084
Employee benefits	220,998	213,645
Trust funds(2)	171,008	147,471
Advanced payments and deposits	56,027	61,556
Judicial deposits and attachments	40,317	43,137
Other assets	8,674	2,837
	942,481	860,730

(1)

Corresponds to the net amount of cash calls and cutbacks generated in relation to the operations carried out with partners through Exploration and Production (E&P) contracts, Technical Evaluations (TEA) contracts and agreements entered in to with the National Hydrocarbons Agency (ANH), as well as through association contracts and other types of contracts.

(2)

Mainly includes the resources invested in fiduciary commissions destined to "works for taxes", mechanism of payment of the income tax of 2017 and 2018, constituted in compliance with article 238 of Law 1819 of 2016 - Tax reform.

(3)

Corresponds to Ecopetrol’s share in trusts established to support costs of abandonment of wells and dismantling of facilities, as well as the payment of future retirement pensions in some association contracts.